Document and Entity Information	12 Months Ended
Aug. 31, 2015
Document And Entity Information [Abstract]
Document Type	S-1
Amendment Flag	true
Document Period End Date	Aug. 31, 2015
Entity Registrant Name	Ceres, Inc.
Entity Central Index Key	0000767884
Entity Filer Category	Smaller Reporting Company
Amendment Description	The Registrant hereby amends this registration statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this registration statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the registration statement shall become effective on such date as the Securities and Exchange Commission, acting pursuant to said Section 8(a), may determine.